Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	266,076	231,742	31,749
Less: allowance for credit losses	(5,097)	(5,682)	(779)
Accounts receivable, net	260,979	226,060	30,970

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance, beginning of year	2,215	3,546	5,097	699
Credit losses from acquisition	(1,459)	-	-	-
Additions	2,739	1,530	584	80
Exchange difference	51	21	1	-
Balance, end of year	3,546	5,097	5,682	779

Four unrelated distributors accounted for 34.2%, 14.9%, 13.9% and 10.0% of the Company’s accounts receivable as of December 31, 2022, respectively. Three unrelated distributors accounted for 30.3%, 24.8% and 12.1% of the Company’s accounts receivable as of December 31, 2023, respectively. Four unrelated distributors accounted for 33.2%, 26.5%, 18.3% and 10.3% of the Company’s accounts receivable as of December 31, 2024, respectively.